NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling interests [Abstract]
Schedules of non-controlling interests

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at December 31, 2022	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2021	$5,978	$1,193	$263	$933	$39	$—	($37)	$8,369
Share of income	980	174	35	71	6	—	—	1,266
Cash contributed	—	—	—	—	—	—	12	12
Increase in non-controlling interest[2]	(49)	—	—	—	—	—	(37)	(86)
Disbursements	(848)	(178)	—	(51)	(16)	—	(18)	(1,111)
At December 31, 2021	$6,061	$1,189	$298	$953	$29	$—	($80)	$8,450
Acquisitions[2]	—	—	—	—	—	329	—	329
Share of income (loss)	633	96	35	(179)	—	—	—	585
Disbursements	(626)	(157)	(12)	(35)	(16)	—	—	(846)
At December 31, 2022	$6,068	$1,128	$321	$739	$13	$329	($80)	$8,518
[1]Tanzania mines consist of the two operating mines (North Mara and Bulyanhulu) and Buzwagi which transitioned into closure early in the third quarter of 2021.
[2]Refer to note 4 for further details.
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon
	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021
Current assets	$2,408	$3,351	$485	$394	$437	$637	$928	$444	$158	$205
Non-current assets	13,863	13,750	5,003	4,724	1,917	1,798	3,602	4,712	165	192
Total assets	$16,271	$17,101	$5,488	$5,118	$2,354	$2,435	$4,530	$5,156	$323	$397
Current liabilities	586	561	889	633	800	926	189	141	170	76
Non-current liabilities	1,135	1,244	1,421	1,249	422	526	560	575	46	59
Total liabilities	$1,721	$1,805	$2,310	$1,882	$1,222	$1,452	$749	$716	$216	$135
Summarized Statements of Income

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon
For the years ended December 31	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Revenue	$5,573	$6,135	$1,303	$1,514	$1,032	$993	$1,236	$1,249	$356	$368
Income (loss) from continuing operations after tax	3,018	2,246	170	361	210	284	(912)	322	(4)	52
Other comprehensive income	1	9	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$3,019	$2,255	$170	$361	$210	$284	($912)	$322	($4)	$52
Dividends paid to NCI[2]	$626	$848	$60	$48	$3	$—	$35	$51	$13	$20

Summarized Statements of Cash Flows

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon
For the years ended December 31	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net cash provided by operating activities	$2,693	$3,035	$524	$541	$275	$373	$459	$605	$75	$61
Net cash used in investing activities	(1,103)	(962)	(599)	(522)	(253)	(178)	(322)	(297)	(32)	(17)
Net cash provided by (used in) financing activities	(1,631)	(2,208)	67	(101)	(222)	(100)	(176)	(254)	(76)	(143)
Net increase (decrease) in cash and cash equivalents	($41)	($135)	($8)	($82)	($200)	$95	($39)	$54	($33)	($99)
[1]Tanzania mines consist of the two operating mines (North Mara and Bulyanhulu) and Buzwagi which transitioned into closure early in the third quarter of 2021.
[2]Includes partner distributions.